SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020	Dec. 02, 2021	Dec. 31, 2022
Numerator:
Allocation of net loss, as adjusted	$ (10,081,000)	$ (9,199,000)	$ (10,577,000)		$ (146,400,000)	$ (270,127,000)
Denominator:
Basic (in shares)	41,579	41,579,000	41,579,000			41,579
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)	41,579	41,579,000	41,579,000			41,579
Net loss per share attributable to Class A common stockholders-basic (in dollars per share)	$ (0.24)	$ (0.22)	$ (0.25)			$ (6.50)
Diluted (in dollars per share)	$ (0.24)	$ (0.22)	$ (0.25)			$ (6.50)
Foresight Acquisition Corp
Numerator:
Allocation of net loss, as adjusted				$ (2,286)	(24,805,124)
Foresight Acquisition Corp | Common Class A [Member]
Numerator:
Allocation of net loss, as adjusted					$ (24,805,124)
Denominator:
Basic (in shares)					29,692,013
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)					29,692,013
Net loss per share attributable to Class A common stockholders-basic (in dollars per share)					$ (0.84)
Diluted (in dollars per share)					$ (0.84)
Foresight Acquisition Corp | Common Class B [Member]
Numerator:
Allocation of net loss, as adjusted				$ (2,286)
Denominator:
Basic (in shares)				6,875,000
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)				6,875,000
Net loss per share attributable to Class A common stockholders-basic (in dollars per share)				$ 0.00
Diluted (in dollars per share)				$ 0.00